Financial assets (Details) ₺ in Thousands, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TRY (₺)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 TRY (₺)
Disclosure of financial assets [line items]
Financial assets, Non-current	₺ 17,813,903			₺ 934,872
Financial assets, current	6,881,016			12,806,149
Amortized cost
Disclosure of financial assets [line items]
Financial assets, current	1,065,899
Amortized cost | Time deposits with maturity of more than three months
Disclosure of financial assets [line items]
Financial assets, current	1,065,899
Financial asset at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, Non-current	5,961,731			781,797
Financial assets, current	3,573,688			12,806,149
Financial asset at fair value through profit or loss | Currency protected time deposits
Disclosure of financial assets [line items]
Financial assets, current	₺ 3,573,688			12,806,149
Average maturity	1 year
Financial asset at fair value through profit or loss | Currency Deposit Account | USD
Disclosure of financial assets [line items]
Financial assets, current | $		$ 68,474
Financial asset at fair value through profit or loss | Currency Deposit Account | EUR
Disclosure of financial assets [line items]
Financial assets, current | €			€ 15,000
Financial asset at fair value through profit or loss | Investment funds
Disclosure of financial assets [line items]
Financial assets, Non-current	₺ 5,961,731			781,797
Fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets, Non-current	11,852,172			153,075
Financial assets, current	2,241,429
Fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets, Non-current	11,852,172			₺ 153,075
Financial assets, current	₺ 2,241,429